Business Acquisitions - Schedule of Assets Acquired and Liabilities Assumed (Details)	Jun. 30, 2018 USD ($)
Business Combinations [Abstract]
Intangible assets	$ 4,224,113
Property and equipment	607,257
Deposit	5,521
Line of credit	(119,902)
Notes payable	(118,413)
Net Assets Acquired	$ 4,598,576